DEBT - Schedule of Repayment of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 706,885
2022	277,434
2023	12,819
2024	12,836
2025	114,910
Total debt	1,124,884	$ 1,222,944
Less: deferred finance charges	(5,176)	(6,000)
Total debt, net deferred finance charges	$ 1,119,708	$ 1,216,933